Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Form 20-F (the “Form 20-F/A”) amends our annual report on Form 20-F for the year ended December 31, 2024 (the “Annual Report”), which was originally filed with the U.S. Securities and Exchange Commission on April 30, 2025. The purpose of this Form 20-F/A is to (1) amend the references to our former auditor on the cover page and page 50 of the Annual Report; (2) add the disclosure in connection with our change of independent registered public accounting firm in 2024; (3) file an audit report of our former auditor to the audited consolidated financial statements as of and for the years ended December 31, 2023; (4) adjust certain wording to Note 18 and Note 30(b), and amend Note 27(b) to our audited consolidated financial statements included in the Annual Report; (5) file a consent letter from our current auditor to our registration statement on Form S-8 (No. 333-279372) to the Annual Report; and (6) file a consent letter from our former auditor to our registration statement on Form S-8 (No. 333-279372) to the Annual Report.Accordingly, the Company is replacing the following section of the Annual Report in their entirety: ●the paragraph titled “The Holding Foreign Companies Accountable Act” on the cover page; ●Part I — Item 3. Key Information—D. Risk Factors – “The ADSs may be delisted under the HFCAA if the PCAOB is unable to inspect auditors or their affiliates that are located in mainland China. The delisting of the ADSs, or the threat of such delisting, may materially and adversely affect the value of your investment. Additionally, the inability of the PCAOB to conduct inspections deprives our investors of the benefits of such inspections.“ on page 50; ●Part I — Item 16F. Change in Registrant’s Certifying Accountant on page 143; ●Part III — Item 18. Financial Statements - Report of Independent Registered Public Accounting Firm on page F-3; ● Part III — Item 18. Financial Statements – Note 18 on page F-38; ● Part III — Item 18. Financial Statements – Note 30(b) on page F-54; ●Part III — Item 18. Financial Statements – Note 27(b) on page F-51; and ●Part III — Item 19. Exhibits – Exhibit 15.1 and Exhibit 15.2.This Form 20-F/A does not reflect events occurring after the filing of the Annual Report and does not modify or update the disclosure therein in any way except as described above. No other changes have been made to the Annual Report. The filing of this Form 20-F/A should not be understood to mean that any statements contained in the Annual Report, as amended by this Form 20-F/A, are true or complete as of any date subsequent to the original filing date of the Annual Report. Accordingly, this Form 20-F/A should be read in conjunction with the Annual Report.In addition, pursuant to Rule 12b-15 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), the Company is including new certifications by the Company’s principal executive officer and principal financial officer as exhibits to this Form 20-F/A pursuant to Rule 13a-14(a) of the Exchange Act.
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Adlai Nortye Ltd.
Entity Central Index Key	0001944552
Entity File Number	001-41773
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	c/o PO Box 309
Entity Address, Address Line Two	Ugland House
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1104
Entity Listings [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing three Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	ANL
Security Exchange Name	NASDAQ
Ordinary Shares [Member]
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	110,700,803
ClassA Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	93,710,803
ClassB Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	16,990,000
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Yang Lu
Contact Personnel Email Address	ir@adlainortye.com
Entity Address, Address Line One	685 US Highway 1
Entity Address, Address Line Two	North Brunswick Township
Entity Address, City or Town	NJ
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08902
Entity Phone Fax Numbers [Line Items]
City Area Code	+1
Local Phone Number	848 230 7430